Segment Information - Additional Information (Details)	12 Months Ended
Jun. 30, 2024 brand country segment
Segment Reporting Information [Line Items]
Number of reportable segments | segment	5
Book Publishing | Minimum
Segment Reporting Information [Line Items]
Number of countries | country	15
Number of branded publishing imprints | brand	120
REA Group | Digital Real Estate Services
Segment Reporting Information [Line Items]
Company ownership percentage	61.40%
Move Inc | Digital Real Estate Services
Segment Reporting Information [Line Items]
Company ownership percentage	80.00%
Move Inc | REA Group | Digital Real Estate Services
Segment Reporting Information [Line Items]
Ownership interest held by minority interest	20.00%